Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Exceptional Items [line items]
COVID-19 costs	[1]		$ (18)		$ (105)
Restructuring		$ (142)	(110)	[1]	(172)	[1]
Business and asset disposal (including impairment losses)		(385)	(71)	[1]	(247)	[1]
Claims and legal costs		(85)
AB InBev Efes related costs		(12)	(51)	[1]
Acquisition costs business combinations	[1]		(1)		(17)
Zenzele Kabili costs	[1]				(72)
Impact on profit from operations		(624)	(251)	[1]	(614)	[1]
Exceptional net finance income/(cost)		(69)	829	[1]	(829)	[1]
Exceptional share of results of associates		(35)	(1,143)	[1]
Exceptional taxes		84	399	[1]	346	[1]
Exceptional non-controlling interest		30	13	[1]	20	[1]
Net impact on profit		$ (614)	$ (153)	[1]	$ (1,077)	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 and 2021 presentation were amended to conform to the 2023 presentation.